NET INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Basic net income per share calculation Numerator:
Net income	¥ (288,308)	$ (41,801)	¥ 137,803	¥ 228,753
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ (288,308)	$ (41,801)	¥ 137,803	¥ 228,753
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - basic	246,283,328	246,283,328	252,167,610	248,470,684
Net income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (1.17)	$ (0.17)	¥ 0.55	¥ 0.92
Diluted net income per share calculation
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ (288,308)	$ (41,801)	¥ 137,803	¥ 228,753
Denominator:
Ordinary share - basic	246,283,328	246,283,328	252,167,610	248,470,684
Effect of potentially diluted stock options, restricted stocks and RSUs			12,201,019	11,881,310
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - dilute	246,283,328	246,283,328	264,368,629	260,351,994
Net income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (1.17)	$ (0.17)	¥ 0.52	¥ 0.88